Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
Current portion	$ 1,457,783	$ 1,239,066
Non-current portion	1,124,195	1,455,857
Operating lease liabilities	$ 2,581,978	$ 2,694,923